Matthews Asian Growth and Income Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 90.5%

	Shares	Value

CHINA/HONG KONG: 38.1%
Tencent Holdings, Ltd.	486,100	$18,843,161
AIA Group, Ltd.	2,309,800	18,679,692
Midea Group Co., Ltd. A Shares	1,267,630	9,679,132
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	2,635,175	9,621,969
HKT Trust & HKT, Ltd.	9,043,000	9,429,768
NetEase, Inc. ADR	91,763	9,190,982
JD.com, Inc. Class A	595,952	8,670,407
NARI Technology Co., Ltd. A Shares	2,783,990	8,478,556
Yum China Holdings, Inc.	145,073	8,083,468
Techtronic Industries Co., Ltd.	800,000	7,722,870
Wuliangye Yibin Co., Ltd. A Shares	357,674	7,714,680
BOC Hong Kong Holdings, Ltd.	2,745,500	7,494,860
Guangdong Investment, Ltd.	9,450,000	7,202,690
ENN Natural Gas Co., Ltd. A Shares	2,864,177	6,844,098
Jiangsu Expressway Co., Ltd. H Shares	7,570,000	6,828,029
Link REIT	1,378,640	6,740,907
Zhongsheng Group Holdings, Ltd.	2,192,000	6,137,340
Qingdao Haier Biomedical Co., Ltd. A Shares	943,264	4,960,404
CK Hutchison Holdings, Ltd.	825,172	4,380,913

Total China/Hong Kong		166,703,926

TAIWAN: 11.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,054,187	33,496,075
Chailease Holding Co., Ltd.	1,353,703	7,601,369
Advantech Co., Ltd.	691,078	7,399,803

Total Taiwan		48,497,247

INDIA: 10.9%
HDFC Bank, Ltd.	929,885	17,054,012
Tata Consultancy Services, Ltd.	240,863	10,198,669
Embassy Office Parks REIT	1,916,127	6,936,395
Computer Age Management Services, Ltd.	227,010	6,847,460
Crompton Greaves Consumer Electricals, Ltd.	1,785,672	6,652,417

Total India		47,688,953

SOUTH KOREA: 10.0%
Samsung Electronics Co., Ltd.	302,296	15,282,313
Macquarie Korea Infrastructure Fund	1,291,597	11,701,933
SK Telecom Co., Ltd.	265,602	10,232,073
LEENO Industrial, Inc.	57,162	6,504,769

Total South Korea		43,721,088

SINGAPORE: 7.9%
CapitaLand Ascendas REIT	4,760,184	9,547,390
United Overseas Bank, Ltd.	443,000	9,226,853
Singapore Technologies Engineering, Ltd.	3,216,525	9,179,487
Venture Corp., Ltd.	710,500	6,415,302

Total Singapore		34,369,032

FRANCE: 3.3%
Pernod Ricard SA	45,746	7,616,250
LVMH Moet Hennessy Louis Vuitton SE	8,948	6,754,225

Total France		14,370,475

	Shares	Value

INDONESIA: 2.5%
PT Bank Rakyat Indonesia Persero Tbk	31,908,972	$10,776,710

Total Indonesia		10,776,710

PHILIPPINES: 2.2%
Bank of the Philippine Islands	4,960,566	9,810,153

Total Philippines		9,810,153

UNITED STATES: 1.5%
Broadcom, Inc.	8,113	6,738,496

Total United States		6,738,496

THAILAND: 1.5%
Digital Telecommunications Infrastructure Fund F Shares	27,011,300	6,704,496

Total Thailand		6,704,496

AUSTRALIA: 1.5%
Aristocrat Leisure, Ltd.	252,470	6,596,145

Total Australia		6,596,145

TOTAL COMMON EQUITIES		395,976,721

(Cost $423,304,068)

CONVERTIBLE CORPORATE BONDS: 9.3%

	Face Amount*	Value

CHINA/HONG KONG: 7.7%
ESR Group, Ltd., Cnv.
1.500%, 09/30/25[b]	12,866,000	12,640,845
Pharmaron Beijing Co., Ltd., Cnv.
0.000%, 06/18/26[b]	11,200,000	10,516,800
Hansoh Pharmaceutical Group Co., Ltd., Cnv.
0.000%, 01/22/26[b]	10,756,000	10,497,856

Total China/Hong Kong		33,655,501

TAIWAN: 1.6%
Bizlink Holding, Inc., Cnv.
0.000%, 01/12/27[b]	4,800,000	4,662,771
Bizlink Holding, Inc., Cnv.
0.000%, 01/30/28[b,c]	2,200,000	2,317,700

Total Taiwan		6,980,471

TOTAL CONVERTIBLE CORPORATE BONDS		40,635,972

(Cost $42,793,203)

TOTAL INVESTMENTS: 99.8%		436,612,693
(Cost $466,097,271)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.2%		1,043,040

NET ASSETS: 100.0%		$437,655,733

1	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $2,317,700 and 0.53% of net assets.

*	All Values in USD unless otherwise specified.

ADR	American Depositary Receipt

Cnv.	Convertible

REIT	Real Estate Investment Trust

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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